Other non-current assets	12 Months Ended
Mar. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Other non-current assets
Other non-current assets

Other non-current assets include assets that do not fall into any other non-current asset category (such as goodwill or property, plant and equipment) where the benefit to be received from the asset is not due to be received until after 31 March 2019.

	2018	2017¹
	£m	£m
Other receivables	36	45
Non-current tax assets	51	—
Prepayments and accrued income	28	24
	115	69

1.	Comparative amounts have been represented to reflect the reclassification of commodity derivative contracts from other non-current assets to derivatives (see note 16).